Payson Total Return Fund
RISK/RETURN
Investment Objective
Payson Total Return Fund (the “Fund”) seeks a combination of high current income and capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Payson Total Return Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of the offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Payson Total Return Fund
Management Fees		0.60%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.69%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses	[1]	1.31%
[1]	Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets given in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Payson Total Return Fund	133	415	718	1,579

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in common stock and convertible securities of large and mid capitalization domestic value companies. The Fund’s investment adviser, H.M. Payson & Co. (the “Adviser”), defines large capitalization domestic companies as those companies with market capitalizations in excess of $12 billion and mid capitalization domestic companies as those companies with market capitalizations in the range of $2 billion to $12 billion. The Fund also invests in debt securities, which are primarily investment grade, including U.S. Government securities, including U.S. Treasury bills, Treasury Inflation-Protected Securities, notes and bonds, and corporate bonds and notes issued by large and mid capitalization domestic companies. If an investment grade security held by the Fund is downgraded to non-investment grade, the Fund may hold the security if the Adviser believes the issuer will continue to pay its debt or the current market price does not properly reflect what the Adviser believes to be the fair value of the security. The Fund may also make strategic investments in exchange-traded funds (“ETFs”) and may invest a significant portion of the Fund’s total assets in cash or cash equivalents if the Adviser is unable to find investments selling at discounts to what the Adviser believes are their fair intrinsic value.

The Adviser maintains a long-term, equity-oriented perspective, being much less concerned with investment performance on a quarterly or shorter basis than with real, long-term growth of income by issuers and the Fund. The Adviser uses both a quantitative and a fundamental approach to identify stocks that are undervalued compared to a company’s financial condition. With respect to the Fund’s investment in debt securities, the Adviser monitors interest rate outlooks, the shape of the yield curve and other economic factors to determine an appropriate maturity profile for the Fund’s investment portfolio consistent with the Fund’s objective. Then, the Adviser monitors the investments in the Fund’s portfolio to determine if there have been  any fundamental changes in the companies or issuers, and may sell a security when its investment profile changes, including relative to other potential investments.

Principal Investment Risks
General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Events Risk.  It is important that investors closely review and understand the risks of investing in the Fund.  Turbulence in the financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect issuers worldwide, which could have adverse effect on the fund.

Debt Securities Risk The Fund is subject to the risk that the financial condition of an issuer of a security held by the Fund may cause the issuer to default or become unable to pay interest or principal due on the securities.

Credit Risk The Fund is subject to the risk that the issuer of a bond, including a U.S. Government agency not backed by the full faith and credit of the U.S. Government, will fail to make timely payment of interest or principal. A decline in an issuer’s credit rating can cause the price of its bonds to go down.

Government Securities Risk A security backed by the U.S. Department of the Treasury or the full faith and credit of theUnited States is guaranteed only as to the timely payment of interest and principal when held to maturity.The market prices for such securities are not guaranteed and will fluctuate. Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Department of the Treasury, or are supported only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.

Inflation-Indexed Security Risk Interest payments on inflation-indexed securities can be unpredictable and will vary as the principal and/or interest is periodically adjusted based on the rate of inflation.

Interest Rate Risk An increase in interest rates typically causes a fall in the value of the fixed-income securities in which the Fund may invest.

Liquidity Risk Fixed-income securities held by the Fund may be difficult to sell at the time and at the price that the Adviser would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

Equity and Convertible Securities Risk The Fund is subject to the risk that stock prices may fall over a short period or extended periods of time. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities

Large Capitalization Company Risk Securities of companies with large market capitalizations go in and out of favor based on market and economic conditions and may underperform other market segments.

Mid Capitalization Company Risk The stocks of mid capitalization companies may entail greater risk and their prices may fluctuate more than those of the securities of larger, more established companies.

Registered Investment Company and ETF Risk. Registered investment companies (including ETFs) generally entail the same risks as the individual stocks held by them. ETFs, however, may trade at a premium or discount to the aggregate value of the underlying securities. Trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted. By investing in another investment company or ETF, the Fund becomes a shareholder of that investment company or ETF and bears its proportionate share of the fees and expenses of the other investment company or ETF.

Performance Information
The following chart and table illustrate the variability of the Fund’s returns as of December, 31, 2010. The chart and table provide some indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Fund’s average annual returns for 1, 5, and 10 years compare to the S&P 500 Index (the “Index” or the “S&P 500”), a broad measure of market performance.  Updated performance information is available at www.hmpayson.com or by calling (800) 805-8258 (toll free).

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

For the Years Ended December 31st

The calendar year-to-date total return as of June 30, 2011 was 7.42%

During the period shown, the highest return for a quarter was 23.19% (2nd quarter, 2009), and the lowest return was -25.12% (4th quarter, 2008).

Average Annual Total Returns
(For the periods ended December 31, 2010)
Average Annual Total Returns	1 Year	5 Years	10 Years	Since Inception	Inception Date
Payson Total Return Fund	12.07%	2.80%	2.68%	6.29%	Nov. 25, 1991
Payson Total Return Fund After Taxes on Distributions	11.91%	2.54%	2.19%	4.80%
Payson Total Return Fund After Taxes on Distributions and Sales	8.02%	2.38%	2.11%	4.67%
Payson Total Return Fund S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	8.69%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).